Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2021		2020
	A$	%	A$	%
Loss before income taxes	(10,506,935)		(7,638,024)
Computed by applying income tax rate of home jurisdiction	(3,152,081)	30	(2,291,407)	30
Effect of tax rates in foreign jurisdictions	76,914	(1)	17,122	0
Research and development tax incentive	1,518,698	(15)	1,103,924	(14)
Disallowed expenses/(income):
Stock-based compensation	27,730	0	51,970	(1)
Amortization expense	(490,891)	5	(625,381)	8
Other	49,441	0	12,011	0
Change in valuation allowance	1,970,189	(19)	1,731,761	(23)
Income tax expense/(benefit)	0	0	0	0

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31,
	2021	2020
	A$	A$
Foreign	52,186	(489,187)
Domestic	(10,559,121)	(7,148,837)
	(10,506,935)	(7,638,024)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Years Ended December 31,
	2021	2020
	A$	A$
Deferred tax assets:
Operating loss carry forwards	5,676,365	5,232,734
Depreciation and amortization	1,366,666	2,030,293
Asset retirement obligations	816,378	820,440
Employee entitlements	204,712	181,222
Accruals	1,692,194	1,082,516
Decline in value of patents	1,070,959	1,121,593
Unrealized exchange loss	56,706	(88,319)
Other	(3,750)	(4,423)
Total deferred tax assets	10,880,230	10,376,056
Valuation allowance for deferred tax assets	(10,689,001)	(9,693,936)
Net deferred tax asset	191,229	682,120

Deferred tax liabilities:
Intangible assets	3,242,066	3,732,957
Total deferred tax liabilities	3,242,066	3,732,957
Net deferred tax liabilities	3,050,837	3,050,837